Financial Instruments Risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Loans and advances	$ 103,553,098	$ 116,892,408
Debt securities	25,149,891	43,113,087
Other financial assets	7,902,076
Total	136,605,065	160,005,495
Financial liabilities
Other financial liabilities	4,311,667	6,530,148
Bank loans	2,576,621	2,579,467
Debt securities issued	100,595	500,786
Deposits	25,213	31,139
Total	$ 7,014,096	$ 9,641,540